Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit
Balance at beginning of year (in shares) at Dec. 31, 2018		54,099,929
Balance at beginning of year at Dec. 31, 2018		$ 5,410	$ 0	$ 1,189,665	$ (367,751)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,655
Shares repurchased (in shares)		0
Shares issued		$ 1		125
Shares repurchased			0
Share-based payments				259
Net income	$ 16,967				16,967
Dividends paid					(5,411)
Balance at end of year (in shares) at Dec. 31, 2019		54,110,584
Balance at end of year at Dec. 31, 2019	839,265	$ 5,411	0	1,190,049	(356,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Shares repurchased (in shares)		(202,797)
Shares issued		$ 0		0
Shares repurchased			(1,661)	0
Share-based payments				284
Net income	8,105				8,105
Dividends paid					(10,818)
Balance at end of year (in shares) at Dec. 31, 2020		53,907,787
Balance at end of year at Dec. 31, 2020	835,175	$ 5,411	(1,661)	1,190,333	(358,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Shares repurchased (in shares)		(777,203)
Shares issued		$ 0		0
Shares repurchased			(7,788)	0
Share-based payments				(1,273)
Net income	162,205				162,205
Dividends paid					(98,932)
Balance at end of year (in shares) at Dec. 31, 2021		53,130,584
Balance at end of year at Dec. 31, 2021	$ 889,387	$ 5,411	$ (9,449)	$ 1,189,060	$ (295,635)